Other gains and losses, and litigation - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Other gains and (losses) and litigation	€ 136	€ 327	€ 502